Aug. 31, 2024
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund
Investment Objective(s)
The Fund’s investment objective is income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R5	R6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.25	None	None

Other Expenses[2]	0.27	0.27	0.27	0.27	0.27	0.17	0.17

Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	1.15	1.90	1.40	0.90	1.15	0.80	0.80

Fee Waiver and/or Expense Reimbursement[3]	0.02	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13	1.88	1.38	0.88	1.13	0.78	0.78

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$893	$1,146	$1,869

Class C	$291	$595	$1,025	$2,026

Class R	$141	$441	$764	$1,678

Class Y	$90	$285	$497	$1,106

Investor Class	$115	$363	$631	$1,396

Class R5	$80	$253	$442	$988

Class R6	$80	$253	$442	$988

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$893	$1,146	$1,869

Class C	$191	$595	$1,025	$2,026

Class R	$141	$441	$764	$1,678

Class Y	$90	$285	$497	$1,106

Investor Class	$115	$363	$631	$1,396

Class R5	$80	$253	$442	$988

Class R6	$80	$253	$442	$988

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of U.S equity securities, including common stock and equity-linked notes (ELNs). The Fund is designed to generate income while providing some downside protection in the event of broad equity market downturns and also providing equity market upside participation. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. ELNs are counted toward the foregoing 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Fund uses various criteria to determine whether an issuer is a U.S. issuer, including whether (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made, or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party service provider such as Bloomberg.
The Fund may also invest in real estate investment trusts (REITs), which are trusts that sell equity and/or debt securities to investors and use the proceeds to invest in real estate or interests therein. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will reference either a broad-based equity security index or an exchange-traded fund that passively tracks such an index and such options will generally have covered call and/or cash secured put strategies embedded within them. The Fund’s portfolio of ELNs will be constituted by positions in short-term ELNs issued by a diversified group of U.S. and international financial institutions and cash and cash equivalents. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to the Fund based on the premiums received from selling the options. ELNs may be subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying benchmark or ETF to the exercise price of the call option (plus the premium received). The maximum potential gain on the call option embedded within the ELN will be equal to the difference between the exercise price of the option and the purchase price of the underlying benchmark or ETF at the time the option is written, plus the premium received. Accordingly, because these premiums can partially offset losses incurred by the Fund’s equity portfolio, the Fund’s investments in ELNs may reduce the Fund’s volatility relative to the index, while providing limited downside protection against declines in the value of the Fund’s equity portfolio.
The Fund can invest in derivative instruments including futures contracts. The Fund can use futures contracts, including equity index futures, to gain exposure to the broad market in connection with managing cash balances. The Fund can hold long and short positions in equity index futures to hedge against adverse movements in the equity markets. A long position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.
The portfolio managers seek to construct the equity portion of the Fund’s portfolio using quantitative models that generate broad-based large-cap equity market indices developed by Invesco's affiliate, Invesco Indexing LLC, or third-party index providers (the Equity portfolio). The indices will be constructed based on factors to which the portfolio managers seek to gain market exposure, including but not limited to, momentum, value, quality and low volatility. The factors and their relative weighting will change over time based on the portfolio managers' views on the relative strength of each factor and market conditions. The Equity portfolio will therefore change over time.
The portfolio managers also seek to construct a portion of the Fund’s portfolio by investing in high-income, short-term ELNs with a focus on downside protection (the ELN portfolio). The portfolio managers seek to enhance portfolio diversification by staggering the maturity dates of the ELNs to create more consistent returns over time. The portion of the ELN portfolio maintained in cash and cash equivalents is aimed at providing additional downside protection by limiting the ELN portfolio’s exposure to broad equity market risk. The portion of the Fund’s assets allocated between the Equity portfolio and ELN portfolio will be actively adjusted on a periodic basis to balance yield targets, equity participation with less volatility, and downside protection.
The Fund may hold up to 25% of its assets in cash or cash equivalents, including treasury bills and money market funds, outside of the ELN portfolio in an effort to maintain high liquidity and a downside buffer.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to July 15, 2021, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to July 15, 2021 may have differed had the Fund's current investment strategy been in effect. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	September 30, 2024	16.02%
Best Quarter	June 30, 2020	14.59%
Worst Quarter	March 31, 2020	-22.74%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/31/2006	10.90%	5.00%	3.97%
Return After Taxes on Distributions		8.02	3.17	2.49
Return After Taxes on Distributions and Sale of Fund Shares		6.50	3.37	2.72

Class C	3/31/2006	15.36	5.40	3.93

Class R	3/31/2006	16.93	5.95	4.31

Class Y	10/3/2008	17.53	6.48	4.83

Investor Class	4/25/2008	17.25	6.21	4.57

Class R5	3/31/2006	17.58	6.62	4.98

Class R6	4/4/2017	17.70	6.62	4.84 [1]

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29	15.69	12.03

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.